Retirement Benefits (Amounts recognized in balance sheet) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	$ (35.5)	$ (26.1)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0.0	4.0
Accrued liabilities	(24.1)	(15.7)
Noncurrent liabilities	(748.3)	(514.6)
Net Amount Recognized	(772.4)	(526.3)
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0.0	0.3
Accrued liabilities	0.0	0.0
Noncurrent liabilities	(438.5)	(345.4)
Net Amount Recognized	(438.5)	(345.1)
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	(11.4)	(10.4)
Noncurrent liabilities	$ (74.9)	$ (76.5)